Other liabilities	12 Months Ended
Dec. 31, 2022
Other Liabilities [Abstract]
Other Liabilities
21. Other liabilities

	December 31, 2022	December 31, 2021
Miscellaneous creditors	38,022,048	26,485,259
Advance collections	19,631,488	15,893,196
Other collections and withholdings	17,503,291	16,689,147
Short term personnel benefits	17,484,563	17,335,007
Cash dividends payable (see Note 41)	14,834,791	54,542,068
Other taxes payable	7,078,668	4,876,021
Long term personnel benefits	916,273	1,081,224
Termination benefits payable	897,528	—
Contract liabilities	449,646	717,522
Social security payable	306,676	157,095
Other	567,503	335,697

TOTAL	117,692,475	138,112,236